Description of business and basis of preparation of the consolidated financial statements - Effect on on the consolidated financial position (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets	€ 2,853	€ 674		€ 940				€ 692
Total non-current assets	82,406	82,582		81,701				82,236
Total assets	104,262	107,676		106,689				108,071
Equity attributable to owners of the parent company	30,785	34,557		31,875				32,341
o/w reserves	(1,946)	1,966		(961)
o/w other comprehensive income	(571)	(711)		(467)
o/w deferred tax	232	195		203
o/w actuarial gains and losses	(504)	(579)		(563)
Equity attributable to non-controlling interests	2,580	2,643		2,687				3,020
Total equity	33,364	37,200	[1]	34,561	[1]	€ 33,365	[1]	35,361
Non-current employee benefits	2,670	1,984		2,353				2,798
Total non-current liabilities	39,491	42,182		44,360				45,434
Total equity and liabilities	€ 104,262	107,676		106,689				€ 108,071
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets						2,893
Total non-current assets						82,446
Total assets						104,302
Equity attributable to owners of the parent company						30,671
o/w reserves						(2,060)
o/w other comprehensive income						(571)
o/w deferred tax						232
o/w actuarial gains and losses						(504)
Equity attributable to non-controlling interests						2,580
Total equity						33,251
Non-current employee benefits						2,823
Total non-current liabilities						39,644
Total equity and liabilities						104,302
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets		(261)		(1,901)
Total non-current assets		886		(693)
Total assets		992		2,439
Equity attributable to owners of the parent company		2,670		1,054
o/w reserves		2,927		985
o/w other comprehensive income		(257)		69
o/w deferred tax		(4)		(16)
o/w actuarial gains and losses		(33)		(107)
Equity attributable to non-controlling interests		(44)		107
Total equity		2,626		1,161		114	[1]
Non-current employee benefits		(351)		(269)
Total non-current liabilities		(2,160)		4,917
Total equity and liabilities		992		2,439
Increase decrease due to application of Ifrs IC decision [member]
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets		(5)		(12)		(40)
Total non-current assets		(5)		(12)		(40)
Total assets		(5)		(12)		(40)
Equity attributable to owners of the parent company		13		35		114
o/w reserves						114
o/w other comprehensive income		13		35
o/w deferred tax		(5)		(12)
o/w actuarial gains and losses		18		48
Total equity		13		35		114
Non-current employee benefits		(18)		(48)		(153)
Total non-current liabilities		(18)		(48)		(153)
Total equity and liabilities		€ (5)		€ (12)		€ (40)

[1]	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1)